Inventories, Net (Details) - Schedule of inventories, net - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventories, net [Abstract]
Raw materials	$ 184,681	$ 239,983
Finished goods	838,579	792,492
Inventories, gross	1,023,260	1,032,475
Less: Inventory allowance	(293,053)	(144,272)
Inventories, net	$ 730,207	$ 888,203